UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/18

Item 1. Schedule of Investments.

Statement of Investments, February 28, 2018 (unaudited)
Franklin High Income Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 1.8%
Energy 1.7%
[a,b] Alpha Natural Resources Holdings Inc	United States	11,550	$249,856
[a] Amplify Energy Corp	United States	450,023	4,779,244
[a] Chaparral Energy Inc., A	United States	147,001	3,454,524
[a,c] Chaparral Energy Inc., A, 144A	United States	5,033	118,276
[a] Chaparral Energy Inc., B	United States	43,062	1,011,957
[a,d] CHC Group LLC	Cayman Islands	386,335	3,380,431
Contura Energy Inc	United States	6,606	449,208
[a] Contura Energy Inc., wts., 7/26/23	United States	5,033	142,182
[a] Energy XXI Gulf Coast Inc	United States	72,246	379,292
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	124,561	3,737
[a,d] Goodrich Petroleum Corp	United States	1,564,885	16,243,506
[a] Halcon Resources Corp	United States	1,889,580	11,431,959
[a] Halcon Resources Corp., wts., 9/09/20	United States	145,844	103,549
[a] Linn Energy Inc	United States	348,527	13,592,553
[a] Midstates Petroleum Co. Inc	United States	11,657	157,136
[a,b] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	82,588	1,932
[a] Nine Point Energy LLC	United States	369,611	3,696,110
[a,d] Titan Energy LLC	United States	289,137	216,853
			59,412,305
Materials 0.1%
[a,b] ANR Inc., C1	United States	43,457	997,338
[a] Verso Corp., A	United States	83,362	1,462,169
[a] Verso Corp., wts., 7/25/23	United States	8,775	16,673
			2,476,180
Transportation 0.0%†
[a] CEVA Holdings LLC	United States	3,364	1,934,427
Total Common Stocks and Other Equity Interests
(Cost $171,732,230)			63,822,912

Convertible Preferred Stocks 0.4%
Energy 0.3%
[a,b,e] Nine Point Energy Holdings Inc., cvt. pfd	United States	8,080	9,253,051
Transportation 0.1%
[a] CEVA Holdings LLC, cvt. pfd., A-1	United States	134	110,550
[a] CEVA Holdings LLC, cvt. pfd., A-2	United States	7,283	4,187,506
			4,298,056
Total Convertible Preferred Stocks (Cost $18,588,881)			13,551,107

		Principal
		Amount*

Convertible Bonds 0.7%
Energy 0.7%
CHC Group LLC/CHC Finance Ltd., cvt., secured note, zero cpn., 10/01/20	Cayman Islands	$11,176,091	15,143,603
[d,f] Goodrich Petroleum Corp., senior secured note, second lien, PIK, cvt.,
13.50%, 8/30/19	United States	8,250,000	9,157,715
Total Convertible Bonds (Cost $27,070,674)			24,301,318

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN HIGH INCOME TRUST

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds 93.0%
Automobiles & Components 0.8%
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	$14,400,000	$14,454,000
senior note, 5.125%, 11/15/23	United States	15,000,000	15,393,750
			29,847,750
Banks 3.5%
[g] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN
thereafter, Perpetual	United States	32,500,000	33,028,125
CIT Group Inc., senior bond, 5.00%, 8/15/22	United States	3,850,000	3,979,938
[g] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter,
Perpetual	United States	45,000,000	47,427,750
[g] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	15,000,000	15,720,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	9,900,000	9,961,875
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,266,820
sub. note, 5.125%, 5/28/24	United Kingdom	10,000,000	10,262,000
			124,646,508
Capital Goods 3.8%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	18,000,000	17,797,500
[c] Beacon Escrow Corp., senior note, 144A, 4.875%, 11/01/25	United States	14,400,000	14,116,320
[c] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	10,000,000	11,225,000
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	5,300,000	5,333,125
[c] H&E Equipment Services Inc., senior note, 144A, 5.625%, 9/01/25	United States	19,700,000	20,192,500
[c] Jeld-Wen Inc.,
senior bond, 144A, 4.875%, 12/15/27	United States	7,800,000	7,585,500
senior note, 144A, 4.625%, 12/15/25	United States	7,600,000	7,448,000
[c] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	10,400,000	10,517,000
[c] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	36,500,000	38,690,000
			132,904,945
Commercial & Professional Services 2.2%
[b,h] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	14,000,000	14,542,500
senior bond, 5.875%, 9/15/26	United States	9,600,000	10,120,800
senior bond, 5.50%, 5/15/27	United States	18,400,000	18,878,400
[c] West Corp., senior note, 144A, 8.50%, 10/15/25.	United States	34,900,000	34,027,500
			77,570,105
Consumer Durables & Apparel 2.5%
[c] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	21,300,000	21,193,500
KB Home, senior note, 7.00%, 12/15/21	United States	10,000,000	10,900,000
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	22,000,000	21,945,000
[c] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior
note, 144A, 5.625%, 3/01/24	United States	8,800,000	9,020,000
[c] Weekley Homes LLC/Weekley Finance Corp., senior note, 144A, 6.625%,
8/15/25	United States	25,000,000	25,000,000
			88,058,500

|2

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Services 6.8%
[c] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 5.00%, 10/15/25	Canada	$7,400,000	$7,247,375
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	21,100,000	20,203,250
[c] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	30,000,000	30,000,000
[c] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 2/15/23	United States	8,600,000	8,866,600
[c] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	5,500,000	5,651,250
[c] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	7,000,000	7,560,000
senior secured note, 144A, 6.25%, 2/15/22	United States	17,000,000	17,956,250
[c] Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
secured note, second lien, 144A, 10.25%, 11/15/22	United States	11,500,000	12,621,250
senior secured note, first lien, 144A, 6.75%, 11/15/21.	United States	25,100,000	26,216,197
[c] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	15,600,000	15,795,000
senior note, 144A, 5.25%, 6/01/26	United States	12,700,000	12,890,500
[c] Silversea Cruise Finance Ltd., senior secured note, first lien, 144A, 7.25%,
2/01/25	United States	19,900,000	21,342,750
[c] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	20,000,000	20,325,000
[c] Wynn Macau Ltd.,
senior bond, 144A, 5.50%, 10/01/27	Macau	23,000,000	22,712,500
senior note, 144A, 4.875%, 10/01/24	Macau	11,300,000	11,102,250
			240,490,172
Diversified Financials 1.8%
Navient Corp.,
senior note, 5.00%, 10/26/20	United States	7,200,000	7,263,000
senior note, 5.875%, 3/25/21	United States	5,000,000	5,168,750
senior note, 6.625%, 7/26/21	United States	9,500,000	9,951,250
senior note, 6.50%, 6/15/22	United States	9,900,000	10,333,125
senior note, 7.25%, 9/25/23	United States	27,780,000	29,655,150
			62,371,275
Energy 11.5%
[h] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond,
7.875%, 4/15/22	United States	16,900,000	633,750
California Resources Corp.,
[c] secured note, second lien, 144A, 8.00%, 12/15/22	United States	14,782,000	11,770,167
senior bond, 6.00%, 11/15/24	United States	850,000	522,750
senior note, 5.50%, 9/15/21	United States	411,000	341,130
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior
note, 7.75%, 4/15/23	United States	25,100,000	25,037,250
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	15,600,000	17,514,900
senior secured note, first lien, 5.875%, 3/31/25	United States	21,500,000	22,816,875
[c] Cheniere Energy Partners LP, senior secured note, first lien, 144A, 5.25%,
10/01/25	United States	28,700,000	29,058,750
CONSOL Energy Inc., senior note, 8.00%, 4/01/23	United States	25,000,000	26,531,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 6.25%, 4/01/23	United States	17,000,000	17,595,000
senior note, 5.75%, 4/01/25	United States	20,000,000	20,325,000

|3

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%,
8/15/22	United States	$12,900,000	$12,609,750
Energy Transfer Equity LP,
senior secured bond, first lien, 5.875%, 1/15/24	United States	15,000,000	15,937,500
senior secured bond, first lien, 5.50%, 6/01/27.	United States	17,900,000	18,571,250
[c,f] EnQuest PLC, senior note, 144A, PIK, 7.00%, 10/15/23	United Kingdom	22,179,300	19,157,252
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23.	United States	23,600,000	21,594,000
[b,d,f] Goodrich Petroleum Corp., senior secured note, second lien, PIK, 13.50%,
8/30/19	United States	1,499,980	1,525,452
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	17,000,000	17,063,750
[c] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	24,500,000	11,025,000
Oceaneering International Inc., senior note, 6.00%, 2/01/28	United States	16,600,000	16,392,167
QEP Resources Inc.,
senior bond, 5.375%, 10/01/22	United States	14,000,000	14,280,000
senior note, 5.625%, 3/01/26	United States	10,700,000	10,566,250
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	7,000,000	6,720,000
senior note, 6.125%, 1/15/23	United States	8,000,000	6,040,000
[c] Sunoco LP/Sunoco Finance Corp.,
senior note, 144A, 4.875%, 1/15/23	United States	6,500,000	6,467,500
senior note, 144A, 5.50%, 2/15/26	United States	8,000,000	8,020,000
[c,f] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	9,676,322	9,259,031
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21.	United States	8,628,665	7,019,453
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	5,300,000	5,339,750
senior note, 4.50%, 4/15/22	United States	8,500,000	7,522,500
senior note, 8.25%, 6/15/23	United States	9,600,000	9,336,000
WPX Energy Inc., senior bond, 6.00%, 1/15/22	United States	10,000,000	10,425,000
			407,018,427
Food & Staples Retailing 0.4%
[c] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	13,300,000	13,283,375
Food, Beverage & Tobacco 3.5%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	17,300,000	16,694,500
[c] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	37,500,000	37,447,500
[c] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	13,900,000	14,039,000
senior note, 144A, 4.875%, 11/01/26	United States	17,700,000	17,744,250
[c] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26.	United States	33,000,000	31,432,500
senior note, 144A, 5.50%, 3/01/25	United States	7,500,000	7,565,625
			124,923,375
Health Care Equipment & Services 5.8%
[c] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	17,300,000	17,343,250
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20	United States	13,300,000	11,255,125
senior note, 6.875%, 2/01/22	United States	4,600,000	3,018,750
senior secured note, 5.125%, 8/01/21.	United States	4,100,000	3,802,750
senior secured note, first lien, 6.25%, 3/31/23	United States	14,200,000	12,993,000

|4

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services (continued)
[c] Envision Healthcare Corp., senior note, 144A, 6.25%, 12/01/24	United States	$10,300,000	$10,892,250
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	16,000,000	16,864,000
senior bond, 5.375%, 2/01/25	United States	7,000,000	7,133,490
senior secured bond, first lien, 5.25%, 4/15/25.	United States	11,000,000	11,330,000
senior secured note, first lien, 5.00%, 3/15/24	United States	20,000,000	20,425,000
[c] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	17,400,000	18,357,000
[c,f] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	7,000,000	7,144,375
Tenet Healthcare Corp.,
senior note, 8.125%, 4/01/22	United States	12,000,000	12,675,000
senior note, 6.75%, 6/15/23	United States	13,700,000	13,751,375
senior secured note, first lien, 6.00%, 10/01/20	United States	6,700,000	6,993,125
WellCare Health Plans Inc., senior note, 5.25%, 4/01/25	United States	29,500,000	29,931,290
			203,909,780
Materials 13.2%
[f] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	14,000,000	14,595,000
[c] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	7,166,250
senior note, 144A, 6.00%, 2/15/25	Luxembourg	10,000,000	10,287,500
[c] Axalta Coating Systems LLC, senior note, 144A, 4.875%, 8/15/24	United States	7,750,000	7,808,125
[c] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	39,900,000	41,296,500
[c] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	25,000,000	26,072,375
The Chemours Co.,
senior bond, 7.00%, 5/15/25	United States	8,500,000	9,201,250
senior note, 6.625%, 5/15/23	United States	17,000,000	17,956,250
senior note, 5.375%, 5/15/27	United States	12,200,000	12,261,000
[c] Crown Americas LLC/Crown Americas Capital Corp., senior note, 144A,
4.75%, 2/01/26	United States	13,900,000	13,726,250
[c] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	21,700,000	21,157,500
[c] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	8,000,000	8,265,000
senior note, 144A, 7.25%, 4/01/23	Zambia	19,400,000	20,176,000
senior note, 144A, 6.875%, 3/01/26	Zambia	8,000,000	7,980,000
[c] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22	Australia	5,000,000	5,006,150
senior note, 144A, 5.125%, 5/15/24	Australia	8,600,000	8,617,630
[c] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note,
144A, 7.375%, 12/15/23	United States	16,500,000	17,490,000
[c] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	16,600,000	17,222,500
[c] Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien,
144A, 7.125%, 11/01/22	Canada	9,100,000	9,417,590
[c] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	15,700,000	15,857,000
senior note, 144A, 6.25%, 8/15/24	United States	16,000,000	16,400,000
[c] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	10,000,000	10,237,500
senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,443,750
[c] Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A,
7.25%, 5/01/22	South Africa	17,400,000	17,589,051
[c] Platform Specialty Products Corp.,
senior note, 144A, 6.50%, 2/01/22	United States	15,500,000	15,945,625
senior note, 144A, 5.875%, 12/01/25	United States	20,000,000	19,925,000

|5

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[c] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA,
senior secured note, first lien, 144A, 5.125%, 7/15/23.	United States	$7,200,000	$7,351,920
[i] senior secured note, first lien, 144A, FRN, 5.222%, (3-
month USD LIBOR + 3.50%), 7/15/21	United States	5,300,000	5,372,875
[c] Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	5,500,000	5,768,125
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	10,000,000	10,375,000
senior bond, 5.00%, 12/15/26	United States	15,000,000	15,337,500
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%,
4/15/22	United States	5,000,000	5,489,823
[c] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
senior note, 144A, 7.50%, 6/15/25	United States	33,600,000	35,196,000
			466,992,039
Media 11.8%
[c] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	30,900,000	28,930,125
[c] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	23,550,000	23,373,375
AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	18,700,000	18,139,000
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	22,800,000	22,914,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	2,800,000	2,856,000
senior bond, 5.125%, 2/15/23	United States	10,000,000	10,187,500
[c] senior bond, 144A, 5.375%, 5/01/25	United States	12,000,000	12,075,000
[c] senior bond, 144A, 5.75%, 2/15/26.	United States	13,200,000	13,431,000
[c] senior bond, 144A, 5.00%, 2/01/28.	United States	10,000,000	9,493,800
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000	3,606,750
senior note, 6.50%, 11/15/22	United States	6,500,000	6,711,250
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,641,751
senior sub. note, 7.625%, 3/15/20	United States	14,000,000	14,035,000
CSC Holdings LLC,
[c] senior bond, 144A, 5.50%, 4/15/27.	United States	8,000,000	7,900,000
[c] senior bond, 144A, 5.375%, 2/01/28	United States	9,000,000	8,820,000
senior note, 6.75%, 11/15/21	United States	5,000,000	5,271,875
senior note, 5.25%, 6/01/24	United States	28,000,000	27,020,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	5,000,000	4,612,500
senior note, 5.875%, 7/15/22	United States	20,000,000	19,575,000
senior note, 5.875%, 11/15/24	United States	17,500,000	16,428,125
[h] iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21.	United States	23,000,000	18,457,500
senior secured note, first lien, 9.00%, 9/15/22	United States	15,000,000	12,000,000
[c] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	12,800,000	12,896,000
[c] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	19,000,000	18,477,500
Tegna Inc., senior bond, 6.375%, 10/15/23	United States	10,000,000	10,462,500
[c] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	23,500,000	24,763,125
[c] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23.	United States	5,000,000	4,717,200
senior secured note, first lien, 144A, 5.125%, 2/15/25.	United States	16,000,000	14,820,000

|6

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
[c] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	$20,000,000	$19,650,000
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	7,000,000	7,052,500
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	7,300,000	7,244,520
[c] WMG Acquisition Corp.,
secured note, 144A, 4.875%, 11/01/24	United States	2,600,000	2,635,750
secured note, first lien, 144A, 5.00%, 8/01/23	United States	8,500,000	8,648,750
			418,847,396
Pharmaceuticals, Biotechnology & Life Sciences 4.4%
[c] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	19,000,000	18,833,750
[c] Concordia International Corp.,
[h] senior note, 144A, 7.00%, 4/15/23	Canada	23,100,000	2,194,500
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	11,000,000	10,120,000
[c,f] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	14,200,000	14,235,642
[c] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25.	United States	23,400,000	16,891,875
senior note, 144A, 6.00%, 7/15/23	United States	16,200,000	12,231,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	24,000,000	24,120,000
[c] Horizon Pharma Inc./Horizon Pharma USA Inc., senior note, 144A, 8.75%,
11/01/24	United States	7,000,000	7,525,000
[c] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20.	United States	21,000,000	21,183,750
[c] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 7.50%, 7/15/21	United States	10,000,000	10,087,500
senior note, 144A, 5.625%, 12/01/21	United States	15,000,000	14,287,500
senior note, first lien, 144A, 7.00%, 3/15/24.	United States	4,200,000	4,441,500
			156,152,017
Real Estate 2.4%
[c] Crescent Communities LLC/Crescent Ventures Inc., secured note, 144A,
8.875%, 10/15/21	United States	15,208,000	16,120,480
CyrusOne LP/CyrusOne Finance Corp., senior note, 5.375%, 3/15/27	United States	9,400,000	9,447,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	14,000,000	14,437,500
[c] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A,
7.875%, 11/15/25	United States	21,400,000	21,774,500
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	7,700,000	7,690,375
senior bond, 5.00%, 10/15/27	United States	17,100,000	16,749,450
			86,219,305
Retailing 1.0%
Netflix Inc., senior bond, 4.375%, 11/15/26	United States	15,700,000	15,150,500
[c] PetSmart Inc.,
senior note, 144A, 7.125%, 3/15/23	United States	12,700,000	8,158,480
senior secured note, first lien, 144A, 5.875%, 6/01/25.	United States	15,600,000	12,246,000
			35,554,980
Semiconductors & Semiconductor Equipment 0.1%
Qorvo Inc., senior note, 6.75%, 12/01/23	United States	2,800,000	2,978,500
Software & Services 2.6%
[c] First Data Corp.,
secured note, first lien, 144A, 5.00%, 1/15/24	United States	10,000,000	10,100,000
secured note, second lien, 144A, 5.75%, 1/15/24	United States	30,000,000	30,637,500
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	39,000,000	40,072,500

|7

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Software & Services (continued)
[c] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	$12,600,000	$12,884,801
			93,694,801
Technology Hardware & Equipment 3.0%
[c] Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	34,410,000	31,313,100
CDW LLC/CDW Finance Corp., senior note, 5.00%, 9/01/25	United States	6,900,000	6,994,875
[c] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24.	United States	7,000,000	7,157,500
[c] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25.	United States	10,200,000	10,585,560
[c] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	4,500,000	4,612,500
senior note, 144A, 7.125%, 6/15/24	United States	4,900,000	5,293,133
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	5,400,000	5,786,217
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	7,000,000	7,397,900
[c] TTM Technologies Inc., senior note, 144A, 5.625%, 10/01/25	United States	3,100,000	3,092,250
Western Digital Corp., senior note, 4.75%, 2/15/26	United States	25,000,000	25,234,375
			107,467,410
Telecommunication Services 5.2%
[c] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	8,700,000	9,048,000
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	4,400,000	4,356,000
senior bond, 5.625%, 4/01/25	United States	3,500,000	3,185,000
[c] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20.	Bermuda	15,000,000	14,046,900
[c] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	22,000,000	21,125,720
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	22,650,000	23,223,045
Intelsat Jackson Holdings SA,
senior note, 7.25%, 10/15/20	Luxembourg	10,000,000	9,362,500
senior note, 7.50%, 4/01/21	Luxembourg	4,000,000	3,652,500
[c] senior secured note, first lien, 144A, 8.00%, 2/15/24	Luxembourg	8,400,000	8,841,000
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	6,500,000	6,422,000
[c] senior note, 144A, 9.00%, 11/15/18	United States	3,968,000	4,121,760
Sprint Corp.,
senior note, 7.625%, 2/15/25	United States	20,000,000	20,050,000
senior note, 7.625%, 3/01/26	United States	15,300,000	15,261,750
T-Mobile USA Inc.,
senior bond, 6.375%, 3/01/25	United States	22,400,000	23,688,000
senior note, 6.00%, 4/15/24	United States	8,500,000	8,861,250
senior note, 5.125%, 4/15/25	United States	9,000,000	9,112,500
			184,357,925
Transportation 1.2%
[c] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	16,000,000	15,600,000
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	17,000,000	16,607,980
[c] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	2,600,000	2,612,480
senior note, 144A, 5.50%, 2/15/24	Ireland	8,900,000	8,961,410
			43,781,870

|8

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities 5.5%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	$17,400,000	$16,356,000
senior note, 5.375%, 1/15/23	United States	18,300,000	17,911,125
senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	5,000,000	5,118,750
Dynegy Inc.,
senior bond, 7.625%, 11/01/24	United States	3,000,000	3,240,000
[c] senior note, 144A, 8.00%, 1/15/25	United States	38,700,000	42,231,375
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note,
8.625%, 6/15/20	United States	6,600,000	6,039,000
[c] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	35,000,000	34,932,625
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	16,000,000	16,249,920
senior bond, 5.00%, 9/15/26	United States	24,000,000	23,697,120
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	39,650,000	30,927,000
			196,702,915
Total Corporate Bonds (Cost $3,347,084,219)			3,297,773,370

		Shares

Escrows and Litigation Trusts 0.0%†
[a,b] Alpha Natural Resources Inc., Escrow Account	United States	25,000,000	—
[a,b] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account.	United States	25,000,000	—
[a,b] NewPage Corp., Litigation Trust	United States	30,000,000	—
[a] Penn Virginia Corp., Escrow Account	United States	25,000,000	93,750
[a,b] Vistra Energy Corp., Escrow Account	United States	50,000,000	580,000
Total Escrows and Litigation Trusts (Cost $1,442,951)			673,750
Total Investments before Short Term Investments
(Cost $3,565,918,955)			3,400,122,457

Short Term Investments (Cost $108,126,602) 3.1%
Money Market Funds 3.1%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 1.02%	United States	108,126,602	108,126,602
Total Investments (Cost $3,674,045,557) 99.0%			3,508,249,059
Other Assets, less Liabilities 1.0%			36,170,622
Net Assets 100.0%			$3,544,419,681

|9

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

See Abbreviations on page 14.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2018, the aggregate value of these securities was $1,825,794,845, representing 51.5% of net assets.
dSee Note 4 regarding holdings of 5% voting securities.
eSee Note 3 regarding restricted securities.
fIncome may be received in additional securities and/or cash.
gPerpetual security with no stated maturity date.
hDefaulted security or security for which income has been deemed uncollectible.
iThe coupon rate shown represents the rate at period end.
jSee Note 5 regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day yield at period end.

|10

FRANKLIN HIGH INCOME TRUST

Notes to Statement of Investments (unaudited)

Franklin High Income Fund

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|11

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. RESTRICTED SECURITIES

At February 28, 2018, investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

	Acquisition
Shares Issuer	Date	Cost	Value
8,080 [a] Nine Point Energy Holdings Inc., cvt. pfd. (Value is 0.3% of Net Assets)	3/24/17	$7,552,087	$9,253,051
[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $3,696,110 as of February 28, 2018.

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended February 28, 2018, investments in “affiliated companies” were as follows:

	Number of				Number of
	Shares/				Shares/
	Warrants/				Warrants/
	Principal				Principal				Net Change in
	Amount Held				Amount Held	Value		Realized	Unrealized
	at Beginning	Gross		Gross	at End	at End	Investment	Gain	Appreciation
Name of Issuer	of Period	Additions		Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
							Dividends
CHC Group LLC.	386,335	—		—	386,335	$3,380,431	$—	$—	$(1,062,421)
Goodrich Petroleum Corp	1,049,684	515,201	[a]	—	1,564,885	16,243,506	—	—	628,835
Goodrich Petroleum Corp., wts., 10/12/26	515,625	—		(515,625)[a]	—	—	—	—	(3,290,058)
Titan Energy LLC	289,137	—		—	289,137	216,853	—	—	(2,515,492)
						$19,840,790	$—	$—	$(6,239,136)

|12

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

	Number of				Number of
	Shares/				Shares/
	Warrants/				Warrants/
	Principal				Principal				Net Change in
	Amount Held				Amount Held	Value		Realized	Unrealized
	at Beginning	Gross		Gross	at End	at End Investment		Gain	Appreciation
Name of Issuer	of Period	Additions		Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates (continued)
							Interest
Goodrich Petroleum Corp., senior secured note,
second lien, PIK, 13.50%, 8/30/19.	575,865	924,115	[a]	—	1,499,980	$1,525,452	$104,400	$—	$32,687
Goodrich Petroleum Corp., senior secured note,
second lien, PIK, cvt., 13.50%, 8/30/19	8,250,000	—		—	8,250,000	9,157,715	835,313	—	(408,161)
						$10,683,167	$939,713	$—	$(375,474)
Total Affiliated Securities (Value is 0.9% of Net Assets)						$30,523,957	$939,713	$—	$(6,614,610)

[a]Gross addition/reduction was the result of various corporate actions.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.02%.	99,711,624	723,871,809	(715,456,831)	108,126,602	$108,126,602	$534,633	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|13

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of February 28, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy.	$51,072,019	$8,088,498	$9,504,839		$68,665,356
Materials	1,478,842	—	997,338		2,476,180
Transportation	—	6,232,483	—		6,232,483
Convertible Bonds	—	24,301,318	—		24,301,318
Corporate Bonds:
Commercial & Professional Services	—	77,569,200	905		77,570,105
Energy.	—	405,492,975	1,525,452		407,018,427
All Other Corporate Bonds	—	2,813,184,838	—		2,813,184,838
Escrows and Litigation Trusts	—	93,750	580,000	[c]	673,750
Short Term Investments	108,126,602	—	—		108,126,602
Total Investments in Securities	$160,677,463	$3,334,963,062	$12,608,534		$3,508,249,059

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and convertible preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at February 28, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Currency	Selected Portfolio
USD United States Dollar	FRN	Floating Rate Note
	LIBOR	London InterBank Offered Rate
	PIK	Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|14

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2018

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  April 26, 2018